EMPLOYEE BENEFIT PLANS (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Amounts recognized in balance sheet:
Noncurrent asset	$ 20	$ 1
Defined Benefit Plans
Change in plan assets
Fair value of plan assets at end of year	3,200	2,900
Funded status
Fair value of plan assets	3,200	2,900
Defined Benefit Plans | Minimum
DEFINED BENEFIT AND OTHER POSTRETIREMENT BENEFIT PLANS
Annual pay credits, percentage of eligible pay	4.00%
Additional annual pay credits, percentage of eligible pay for participants in the plan on July 1, 2004	1.00%
Defined Benefit Plans | Maximum
DEFINED BENEFIT AND OTHER POSTRETIREMENT BENEFIT PLANS
Annual pay credits, percentage of eligible pay	12.00%
Additional annual pay credits, percentage of eligible pay for participants in the plan on July 1, 2004	8.00%
Period of additional annual pay credits	5 years
U.S. Defined Benefit Plans
Change in benefit obligation
Benefit obligation at beginning of year	958	834
Service cost	31	26	23
Interest cost	40	42	44
Plan amendments		(26)
Actuarial (gain) loss	(100)	127
Benefits paid	(52)	(45)
Benefit obligation at end of year	877	958	834
Change in plan assets
Fair value of plan assets at beginning of year	636	538
Actual return on plan assets	99	71
Company contributions	72	72
Benefits paid	(52)	(45)
Fair value of plan assets at end of year	755	636	538
Funded status
Fair value of plan assets	755	636	538
Benefit obligation	877	958	834
Accrued benefit cost	(122)	(322)
Amounts recognized in balance sheet:
Current liability	(6)	(6)
Noncurrent liability	(116)	(316)
Total	(122)	(322)
Non-U.S. Defined Benefit Plans
Change in benefit obligation
Benefit obligation at beginning of year	2,755	2,331
Service cost	38	32	44
Interest cost	90	102	110
Participant contributions	9	9
Plan amendments	1
Foreign currency exchange rate changes	92	80
Settlements/transfers		(2)
Curtailments	(5)
Special termination benefits	(9)		(8)
Actuarial (gain) loss	39	360
Benefits paid	(169)	(157)
Benefit obligation at end of year	2,859	2,755	2,331
Change in plan assets
Fair value of plan assets at beginning of year	2,237	2,026
Actual return on plan assets	198	221
Foreign currency exchange rate changes	79	65
Participant contributions	9	9
Company contributions	89	75
Settlements/transfers		(2)
Benefits paid	(169)	(157)
Fair value of plan assets at end of year	2,443	2,237	2,026
Funded status
Fair value of plan assets	2,443	2,237	2,026
Benefit obligation	2,859	2,755	2,331
Accrued benefit cost	(416)	(518)
Amounts recognized in balance sheet:
Noncurrent asset	20	1
Current liability	(6)	(5)
Noncurrent liability	(430)	(514)
Total	(416)	(518)
Other Postretirement Benefit Plans
DEFINED BENEFIT AND OTHER POSTRETIREMENT BENEFIT PLANS
Decrease in projected benefit obligation	22
U.S. Other Postretirement Benefit Plans
Change in benefit obligation
Benefit obligation at beginning of year	136	128
Service cost	4	4	3
Interest cost	5	7	7
Participant contributions	5	5
Plan amendments	(22)
Actuarial (gain) loss	(9)	8
Benefits paid	(14)	(16)
Benefit obligation at end of year	105	136	128
Change in plan assets
Participant contributions	5	5
Company contributions	9	11
Benefits paid	(14)	(16)
Funded status
Benefit obligation	105	136	128
Accrued benefit cost	(105)	(136)
Amounts recognized in balance sheet:
Current liability	(9)	(11)
Noncurrent liability	(96)	(125)
Total	(105)	(136)
Non-U.S. Other Postretirement Benefit Plans
Change in benefit obligation
Benefit obligation at beginning of year	7	7
Interest cost		1	1
Plan amendments		(1)
Foreign currency exchange rate changes	(1)
Benefits paid	(1)
Benefit obligation at end of year	5	7	7
Change in plan assets
Company contributions	1
Benefits paid	(1)
Funded status
Benefit obligation	5	7	7
Accrued benefit cost	(5)	(7)
Amounts recognized in balance sheet:
Current liability		(1)
Noncurrent liability	(5)	(6)
Total	$ (5)	$ (7)